Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization	¥ (576,077)	¥ (537,302)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(64,230)	(113,866)
Net book value	240,716	86,661
Trade names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	904,863	793,024
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	389,108	394,714
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	63,291	37,022
License [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	51,211	51,178
Noncompete Agreements [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 10,659	¥ 0